Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Supplement dated March 27, 2026

to Currently Effective Prospectuses

Effective May 1, 2026, Allan Maymin and Philip Maymin will serve as Co-Portfolio Managers of Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the “Fund”), and Ashwin Alankar will step down as Executive Vice President and Portfolio Manager of the Fund. Mr. Alankar will assist with transitioning the Fund until May 31, 2026.

Accordingly, effective May 1, 2026, the prospectuses for the Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Allan Maymin is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026. Philip Maymin, Ph.D., is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026.

2.	Under “Portfolio Management” in the Management of the Funds section of the Fund’s prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Co-Portfolio Managers Allan Maymin and Philip Maymin are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Allan Maymin is Co-Portfolio Manager of Janus Henderson Adaptive Risk Managed U.S. Equity Fund, which he has co-managed since May 2026. Mr. Maymin is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2019. He holds a Bachelor of Science degree in Mathematics from Boston University and a Master of Science degree in Financial Engineering from New York University School of Engineering.

Philip Maymin, Ph.D., is Co-Portfolio Manager of Janus Henderson Adaptive Risk Managed U.S. Equity Fund, which he has co-managed since May 2026. Mr. Maymin is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2022. Prior to joining the Adviser, Mr. Maymin was an Insight Partner and Head of Insight Product at Essentia Analytics from 2019. He holds a Bachelor of Arts degree in Computer Science and a Master of Science degree in Applied Mathematics from Harvard University. Mr. Maymin also holds a PhD in Finance from the University of Chicago, Booth School of Business.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Supplement dated March 27, 2026

to Currently Effective Statement of Additional Information

Effective May 1, 2026, Allan Maymin and Philip Maymin will serve as Co-Portfolio Managers of Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the “Fund”), and Ashwin Alankar will step down as Executive Vice President and Portfolio Manager of the Fund. Mr. Alankar will assist with transitioning the Fund until May 31, 2026.

Accordingly, effective May 1, 2026, the statement of additional information (the “SAI”) for the Fund is amended as follows:

1.	Under “Janus Henderson Portfolio Management – Other Accounts Managed” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Allan Maymin(4)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	1(5) $307.48M

Philip Maymin(4)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	1(5) $307.48M
(4)

Effective May 1, 2026, Allan Maymin and Philip Maymin were appointed Co-Portfolio Managers of Janus Henderson Adaptive Risk Managed U.S. Equity Fund. This information does not reflect other accounts that Messrs. Maymin and Maymin were appointed to manage concurrent with their appointment as Co-Portfolio Managers of the Fund.

(5)	This account has a performance-based advisory fee.
*	As of February 28, 2026.

2.	Under “Janus Henderson Portfolio Management – Material Conflicts” in the Trustees and Officers section of the Fund’s SAI, the following paragraph replaces the fifth paragraph in its entirety:

The Adviser manages the Funds and the Janus Henderson “funds of funds,” which are funds that invest primarily in underlying funds. Because the Adviser manages the Janus Henderson “funds of funds” and some of the underlying funds (“affiliated underlying funds”), it is subject to certain potential conflicts of interest when allocating the assets of a Janus Henderson “funds of funds” among such affiliated underlying funds. For example, the Adviser has a conflict of interest in selecting investments for an affiliated underlying fund because the affiliated underlying funds, unlike unaffiliated investment companies, pay fees to the Adviser, and the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. Further, the Janus Henderson “funds of funds” investments have been and may continue to be a significant portion of the investments in other Janus Henderson funds, allowing the Adviser the opportunity to recoup expenses it previously waived or reimbursed for an affiliated underlying fund, or to reduce the amount of seed capital investment needed by the Adviser for the Janus Henderson funds. Purchases and redemptions of affiliated underlying fund shares by a Janus Henderson “funds of funds” due to reallocations or rebalancing may result in an affiliated underlying fund having to sell securities or invest cash when it otherwise would not do so, which could accelerate the recognition of taxable income or cause actual expenses to increase. In addition, redemptions by a Janus Henderson “funds of funds” could cause actual expenses to increase, or could result in an affiliated underlying fund’s current expense being allocated over a smaller asset base, which may lead to an increase in the affiliated underlying fund’s expense ratio. The impact of these transactions is likely to be greater when a Janus Henderson “funds of funds” purchases, redeems, or owns a substantial portion of an affiliated underlying fund’s shares. In addition, two Janus Henderson “funds of funds” portfolio managers, Allan Maymin and Philip Maymin, have access to and regularly monitor certain information regarding the characteristics of the affiliated underlying funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the affiliated underlying funds. Messrs. Maymin and Maymin may also be subject to conflicts of interest in allocating certain Janus Henderson “funds of funds” assets among the affiliated underlying fund’s and other investments since they serve as portfolio managers of Janus Henderson Adaptive Risk Managed U.S. Equity Fund, which is an eligible investment for the Janus Henderson “funds of funds.”

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed

Allan Maymin(1)*	Janus Henderson Adaptive Risk Managed U.S. Equity Fund	$10,001-$50,000

Philip Maymin(1)*	Janus Henderson Adaptive Risk Managed U.S. Equity Fund	$100,001-$500,000
(1)	Effective May 1, 2026, Allan Maymin and Philip Maymin were appointed Co-Portfolio Managers of Janus Henderson Adaptive Risk Managed U.S. Equity Fund.
*	As of February 28, 2026.

Effective May 1, 2026, all references to Ashwin Alankar serving in the capacity of Executive Vice President and Portfolio Manager of the Fund are removed from the Fund’s SAI.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Global Asset Allocation Fund – Conservative

Janus Henderson Global Asset Allocation Fund – Moderate

Janus Henderson Global Asset Allocation Fund – Growth

Supplement dated March 27, 2026

to Currently Effective Prospectuses

Effective May 1, 2026, Allan Maymin and Philip Maymin will join Nick Harper as Co-Portfolio Managers of Janus Henderson Global Asset Allocation Fund – Conservative, Janus Henderson Global Asset Allocation Fund – Moderate, and Janus Henderson Global Asset Allocation Fund – Growth (the “Funds”), and Ashwin Alankar will step down as Executive Vice President and Co-Portfolio Manager of the Funds. Mr. Alankar will assist with transitioning the Funds until May 31, 2026.

Accordingly, effective May 1, 2026, the prospectuses for the Funds are amended as follows:

1.	Under “Management” in the Fund Summary section of each Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Nick Harper, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2024. Allan Maymin is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026. Philip Maymin, Ph.D., is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026.

2.	Under “Portfolio Management” in the Management of the Funds section of the Funds’ prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Growth

Co-Portfolio Managers Nick Harper, Allan Maymin, and Philip Maymin are responsible for the day-to-day management of the Funds, with no limitation on the authority of one co-portfolio manager in relation to the others.

Nick Harper, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, which he has co-managed since June 2024. Mr. Harper is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2015. Mr. Harper holds a Bachelor of Science degree in Economics from Birmingham University, a Master of Science degree in Economics from Warwick University and a Master of Philosophy degree in Economics from Oxford University. He holds the Chartered Financial Analyst designation.

Allan Maymin is Co-Portfolio Manager of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, which he has co-managed since May 2026. Mr. Maymin is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2019. He holds a Bachelor of Science degree in Mathematics from Boston University and a Master of Science degree in Financial Engineering from New York University School of Engineering.

Philip Maymin, Ph.D., is Co-Portfolio Manager of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, which he has co-managed since May 2026. Mr. Maymin is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2022. Prior to joining the Adviser, Mr. Maymin was an Insight Partner and Head of Insight Product at Essentia Analytics from 2019. He holds a Bachelor of Arts degree in Computer Science and a Master of Science degree in Applied Mathematics from Harvard University. Mr. Maymin also holds a PhD in Finance from the University of Chicago, Booth School of Business.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Asset Allocation Fund – Conservative

Janus Henderson Global Asset Allocation Fund – Moderate

Janus Henderson Global Asset Allocation Fund – Growth

Supplement dated March 27, 2026

to Currently Effective Statement of Additional Information

Effective May 1, 2026, Allan Maymin and Philip Maymin will join Nick Harper as Co-Portfolio Managers of Janus Henderson Global Asset Allocation Fund – Conservative, Janus Henderson Global Asset Allocation Fund – Moderate, and Janus Henderson Global Asset Allocation Fund – Growth (the “Funds”), and Ashwin Alankar will step down as Executive Vice President and Co-Portfolio Manager of the Funds. Mr. Alankar will assist with transitioning the Funds until May 31, 2026.

Accordingly, effective May 1, 2026, the statement of additional information (the “SAI”) for the Funds is amended as follows:

1.	Under “Janus Henderson Portfolio Management – Other Accounts Managed” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Allan Maymin(2)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	1(3) $307.48M

Philip Maymin(2)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	None None	1(3) $307.48M
(2)

Effective May 1, 2026, Allan Maymin and Philip Maymin were appointed Co-Portfolio Managers of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth. This information does not reflect other accounts that Messrs. Maymin and Maymin were appointed to manage concurrent with their appointment as Co-Portfolio Managers of the Funds.

(3)	This account has a performance-based advisory fee.
*	As of February 28, 2026.

2.	Under “Janus Henderson Portfolio Management – Material Conflicts” in the Trustees and Officers section of the Funds’ SAI, the following paragraph replaces the fifth paragraph in its entirety:

Because the Adviser manages the Funds and the Janus Henderson underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Funds among such underlying funds. For example, the Adviser has a conflict of interest in selecting investments for the Fund because the Janus Henderson underlying funds, unlike unaffiliated investment companies, pay fees to the Adviser, and the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. Further, the Adviser’s “funds of funds” investments have been and may continue to be a significant portion of the investments in other the underlying funds, allowing the Adviser the opportunity to recoup expenses it previously waived or reimbursed for a fund, or to reduce the amount of seed capital investment needed by the Adviser for the underlying funds. Purchases and redemptions of Fund shares by a Janus Henderson “fund of funds” due to reallocation or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so, which could accelerate the recognition of taxable income or cause actual expenses to increase. In addition, redemptions by a Janus Henderson “fund of funds” could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a small asset base, which may lead to an increase in the Fund’s expense ratio. The impact of these transactions is likely to be greater when a Janus Henderson “fund of funds” purchases, redeems, or owns a substantial portion of a Fund’s shares. In addition, Allan Maymin and Philip Maymin have access to and regularly monitor certain information regarding the characteristics of the underlying funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the underlying funds. Messers. Maymin and Maymin may also be subject to conflicts of interest in allocating the Funds’ assets among the underlying funds since they serve as portfolio managers of Janus Henderson Adaptive Risk Managed U.S. Equity Fund, which is an eligible underlying fund.

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed

Allan Maymin(1)*	Janus Henderson Global Allocation Fund – Conservative Janus Henderson Global Allocation Fund – Moderate Janus Henderson Global Allocation Fund – Growth	None None None

Philip Maymin(1)*	Janus Henderson Global Allocation Fund – Conservative Janus Henderson Global Allocation Fund – Moderate Janus Henderson Global Allocation Fund – Growth	None None None
(1)

Effective May 1, 2026, Allan Maymin and Philip Maymin were appointed Co-Portfolio Managers of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth.

*	As of February 28, 2026.

Effective May 1, 2026, all references to Ashwin Alankar serving in the capacity of Executive Vice President and Co-Portfolio Manager of the Funds are removed from the Funds’ SAI.

Please retain this Supplement with your records.

2